Other Current Assets and Other Current Financial Assets - Additional Information (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other current assets and other current financial assets	$ 5,413	$ 5,043	$ 6,748